SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 5,255,810	$ 4,808,993	$ 3,885,886
Cost of revenue	3,360,694	2,702,297	2,161,322
Gross profit	1,895,116	2,106,696	1,724,564
Operating expenses	1,376,456	1,283,560	950,186
Income (Loss) from operation	518,660	823,136	774,378
Depreciation and amortization	40,038	45,347	46,649
Capital expenditure	17,738	83,515	9,353
Total assets	6,853,140	5,967,605	5,251,354
Total liabilities	1,673,165	716,026	640,361
Textbook Sales [Member]
Statement [Line Items]
Revenue	13,150	29,717	52,345
Cost of revenue	11,499	19,687	46,532
Gross profit	1,651	10,030	5,813
Operating expenses	3,730	2,765	1,055
Income (Loss) from operation	(2,079)	7,265	4,758
Depreciation and amortization	64	0	0
Capital expenditure	304	0	0
Total assets	17,146	0	0
Total liabilities	4,186	0	0
Technological Consulting For Smart CampusS olutions [Member]
Statement [Line Items]
Revenue	2,232,588	1,820,974	950,992
Cost of revenue	1,576,144	1,462,435	889,379
Gross profit	656,444	358,539	61,613
Operating expenses	531,111	235,465	55,926
Income (Loss) from operation	125,333	123,074	5,687
Depreciation and amortization	17,065	17,171	11,416
Capital expenditure	16,674	31,624	0
Total assets	2,911,109	2,259,694	1,285,162
Total liabilities	710,735	271,130	156,715
Joint Education Programs [Member]
Statement [Line Items]
Revenue	2,484,194	2,410,781	2,821,602
Cost of revenue	1,508,356	1,155,854	1,175,646
Gross profit	975,838	1,254,927	1,645,956
Operating expenses	700,850	661,642	883,156
Income (Loss) from operation	274,988	593,285	762,800
Depreciation and amortization	18,505	22,733	33,873
Capital expenditure	0	41,867	8,047
Total assets	3,239,183	2,991,601	3,813,090
Total liabilities	790,833	358,949	464,976
Overseas Study Consulting [Member]
Statement [Line Items]
Revenue	525,878	547,521	60,947
Cost of revenue	264,695	64,321	49,765
Gross profit	261,183	483,200	11,182
Operating expenses	140,765	383,688	10,049
Income (Loss) from operation	120,418	99,512	1,133
Depreciation and amortization	4,404	5,443	1,360
Capital expenditure	760	10,024	1,306
Total assets	685,702	716,310	153,102
Total liabilities	$ 167,411	$ 85,947	$ 18,670